Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 3.88%
Federal Home Loan Mortgage Corporation – 1.51%
Pool G1-8578 3.000%, 12/1/2030	325,403	$319,769
Pool SD-2873 3.000%, 1/1/2052	2,059,881	1,855,308
Pool SD-8001 3.500%, 7/1/2049	539,394	505,168
Pool SD-8003 4.000%, 7/1/2049	272,409	262,883
		2,943,128
Federal National Mortgage Association – 2.37%
Pool AL9865 3.000%, 2/1/2047	471,285	427,297
Pool AS6201 3.500%, 11/1/2045	151,036	143,633
Pool BN6683 3.500%, 6/1/2049	453,997	425,236
Pool CA0483 3.500%, 10/1/2047	2,710,064	2,556,088
Pool CA1624 3.000%, 4/1/2033	583,829	570,089
Pool MA3687 4.000%, 6/1/2049	536,824	513,072
		4,635,415
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $7,381,858)		$7,578,543
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.644%, 10/25/2036(a)	722	$677
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $717)		$677
US GOVERNMENTS – 43.32%
Sovereign Government – 43.32%
United States Treasury Bond
4.750%, 2/15/2037	24,150,000	$25,358,443
3.500%, 2/15/2039	10,500,000	9,596,836
3.750%, 11/15/2043	13,550,000	11,919,236
3.000%, 5/15/2047	19,750,000	14,892,735
		61,767,250
United States Treasury Note 4.375%, 5/15/2034	22,250,000	22,780,176
TOTAL US GOVERNMENTS (Cost $88,377,761)		$84,547,426
CORPORATE BONDS – 42.03%
Automotive – 1.70%
Ford Motor Credit Co. LLC 2.700%, 8/10/2026	3,345,000	$3,312,682
Banking – 8.61%
Bank of America Corp. 4.450%, 3/3/2026	6,620,000	6,624,794
0

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

	Principal Amount	Value
Citigroup, Inc. 6.950% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(b)	3,430,000	$3,535,774
USB Capital IX 5.186% (CME Term SOFR 3M + 1.282%, minimum of 5.186%), 2/1/2026(c)	8,525,000	6,640,765
		16,801,333
Biotechnology & Pharmaceuticals – 1.98%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(d)	3,975,000	3,873,378
Commercial Support Services – 0.14%
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 4/15/2026(d)	270,000	270,097
Containers & Packaging – 1.01%
Sealed Air Corp. 4.000%, 12/1/2027(d)	1,990,000	1,979,687
Electric Utilities – 1.35%
American Transmission Systems, Inc. 2.650%, 1/15/2032(d)	2,930,000	2,639,497
Entertainment Content – 5.27%
Netflix, Inc. 4.375%, 11/15/2026	1,840,000	1,849,579
Univision Communications, Inc.
8.000%, 8/15/2028(d)	2,855,000	2,956,701
8.500%, 7/31/2031(d)	5,250,000	5,483,279
		10,289,559
Food – 1.92%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	3,845,000	3,753,750
Institutional Financial Services – 3.05%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(b)	6,015,000	5,956,762
Internet Media & Services – 1.27%
Expedia Group, Inc.
3.800%, 2/15/2028	810,000	805,706
3.250%, 2/15/2030	1,732,000	1,662,427
		2,468,133
IT Services – 1.86%
Pitney Bowes, Inc. 7.250%, 3/15/2029(d)	3,580,000	3,628,380

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

	Principal Amount	Value
Leisure Facilities & Services – 4.91%
Sabre GLBL, Inc. 11.125%, 7/15/2030(d)	5,875,000	$4,870,786
Travel + Leisure Co. 6.625%, 7/31/2026(d)	4,675,000	4,708,889
		9,579,675
Oil & Gas Supply Chain – 0.97%
Hess Midstream Operations LP 4.250%, 2/15/2030(d)	1,940,000	1,897,871
Publishing & Broadcasting – 2.11%
Gray Media, Inc. 9.625%, 7/15/2032(d)	3,955,000	4,115,276
REIT – 1.50%
Iron Mountain, Inc. 4.875%, 9/15/2027(d)	2,925,000	2,922,028
Retail - Discretionary – 1.04%
Kohl's Corp. 10.000%, 6/1/2030(d)	1,845,000	2,032,122
Software – 2.14%
VMware LLC 3.900%, 8/21/2027	4,176,000	4,177,466
Telecommunications – 1.20%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%, 3/20/2028(d)	894,600	902,377
T-Mobile USA, Inc. 4.750%, 2/1/2028	1,435,000	1,435,584
		2,337,961
TOTAL CORPORATE BONDS (Cost $82,500,653)		$82,035,657
FOREIGN ISSUER BONDS – 5.36%
Chemicals – 1.81%
Methanex Corp.
5.125%, 10/15/2027	1,249,000	$1,255,973
5.250%, 12/15/2029	2,255,000	2,275,654
		3,531,627
Oil, Gas Services & Equipment – 1.30%
Transocean International Ltd. 8.750%, 2/15/2030(d)	2,433,750	2,541,127

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

	Principal Amount	Value
Telecommunications – 2.25%
Fibercop SpA 6.375%, 11/15/2033(d)	3,767,000	$3,732,861
Telecom Italia Capital SA 6.375%, 11/15/2033	633,000	665,617
		4,398,478
TOTAL FOREIGN ISSUER BONDS (Cost $10,591,708)		$10,471,232
ASSET BACKED SECURITIES – 1.11%
Specialty Finance – 1.11%
SLM Private Credit Student Loan Trust Series 2004-B, 4.415%, (CME Term SOFR 3M + 0.692%), 9/15/2033(c)	691,898	$683,312
SLM Private Credit Student Loan Trust Series 2005-A, 4.295%, (CME Term SOFR 3M + 0.572%), 12/15/2038(c)	505,300	498,946
SLM Private Credit Student Loan Trust Series 2006-A, 4.275%, (CME Term SOFR 3M + 0.552%), 6/15/2039(c)	1,020,587	983,743
TOTAL ASSET BACKED SECURITIES (Cost $2,098,617)		$2,166,001

	Shares	Value
SHORT-TERM INVESTMENTS – 3.11%
Money Market Funds – 3.11%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.630%(e)	6,070,738	$6,070,738
TOTAL SHORT-TERM INVESTMENTS (Cost $6,070,738)		$6,070,738
Total Investments (Cost $197,022,052) – 98.81%		$192,870,274
Other Assets in Excess of Liabilities – 1.19%		2,323,562
Total Net Assets – 100.00%		$195,193,836

Percentages are stated as a percent of net assets.

3M 3 Month
5Y 5 Year
CME Chicago Mercantile Exchange
CMT Constant Maturity Treasury
LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(c)	Variable rate security. The coupon is based on a reference index and spread index.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2025 (Unaudited) (continued)

(d)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,554,356 which represented 24.87% of the net assets of the Fund.

(e)	The rate shown is the annualized seven day yield as of December 31, 2025.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.